Concentrations (Tables)	12 Months Ended
Dec. 31, 2014
Risks And Uncertainties [Abstract]
Net Sales by Class of Retail

Net Sales by Class of Retail – The following table sets forth net sales by class of retail.

	Twelve months ended December 31,
	2014	2013	2012
Grocery and Mass (1)	$65,212,966	$49,731,873	$33,985,199
Pet Specialty, Natural and Other (2)	21,551,146	13,418,903	9,534,262
Net Sales	$86,764,112	$63,150,776	$43,519,461
(1)	Includes club retail class
(2)	Other sales represent less than 1% of net sales